Earnings Per Share	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share

Note 20 —	Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2011	2010	2009

Numerator:
Numerator for basic earnings per share	$346,665	$343,906	$326,176
Effect of assumed conversion of 0.50% convertible notes	—	—	1,486

Numerator for diluted earnings per share	$346,665	$343,906	$327,662

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	185,213	202,584	204,023
Effect of assumed conversion of 0.50% convertible notes	24	24	3,948
Effect of dilutive stock options granted	1,322	1,468	379

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	186,559	204,076	208,350

Basic earnings per share	$1.87	$1.70	$1.60

Diluted earnings per share	$1.86	$1.69	$1.57

The weighted average effect of the repurchase of ordinary shares by the Company has been included in the calculation of basic earnings per share.

For the fiscal year ended September 30, 2011, 2010 and 2009, 14,970, 16,201 and 20,623 shares, respectively were attributable to antidilutive outstanding stock options and therefore were not included in the calculation of diluted earnings per share.